Major suppliers (FY) (Details) - Vendor	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk [Abstract]
Number of vendors utilized to purchase inventory	2	1	1	1
Inventory Purchases [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Abstract]
Concentration risk percentage	48.00%	69.00%	74.00%	70.00%